Accounts And Notes Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts And Notes Receivable, Net [Abstract]
Accounts And Notes Receivable, Net

5. Accounts and notes receivable, net

Accounts and notes receivable, net consist of the following at year end:

	2011	2010

Accounts receivable	$89,904	$77,513
Notes receivable	10,348	7,102
Allowance for doubtful accounts	(6,390)	(4,794)
	$93,862	$79,821